Contingencies and Commitments	12 Months Ended
Dec. 31, 2017
Contingencies and Commitments [Abstract]
Contingencies and Commitments
50.	Contingencies and Commitments

(1)	Ongoing litigations related with contingent liabilities and contingent assets as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	675	￦	636,433	565	￦	477,719
As the plaintiff	193		489,605	185		690,934

As of December 31, 2017, among the litigations mentioned above, there are ongoing litigations of Korea Hydro & Nuclear Power Co., Ltd. (“KHNP”), a subsidiary of KEPCO, against KEPCO Engineering & Construction Company, Inc., a subsidiary of KEPCO, as a co-defendant (one case amounting to ￦62,744million).

A group of plaintiffs (consisting 2,167 individuals) filed a lawsuit against NSSC regarding NSSC’s approval on May 18, 2015 of extending the operation of Wolsong Unit 1 nuclear power plant. The appeal was ongoing as of December 31, 2017. Also, Greenpeace and others filed an administrative litigation against NSSC requesting cancelation of the construction permit of Shin-Kori Unit 5 and 6 it was ongoing as of December 31, 2017. The Company joined these litigations as a stakeholder with the permission of the Court.

The book value of property, plant and equipment and provision for decommissioning costs of Wolsong Unit 1 nuclear power plant is ￦607,967 million and ￦642,015 million, respectively, as of December 31, 2017. If the continuance of operation of Wolsong Unit 1 nuclear power plant is annulled, significant losses may be incurred in connection with the property, plant and equipment of Wolsong Unit 1. In addition, the amount of provision may increase significantly, and the timing of actual cash outflows may be accelerated.

The Company suspended the construction of Shin-Kori Unit 5 and 6 starting from July 24, 2017 to October 24, 2017, which is the public debate period regarding whether to continue the construction for Shin-Kori Unit 5 and 6, and is in the process of reviewing the appropriateness of the additional costs requested by the suppliers that occurred during that period. The Company believes that the possibility of economic outflow is probable and recognized ￦77,261 million of provision as described in note 26.(2).

As of December 31, 2017, the Company has suspended the construction design of Shin-Hanwool Unit 3 and 4. The construction contract amount and the outstanding balance are described in note 49.(1), and the carrying amount of Shin-Hanwool Unit 3 and 4 is ~~￦~~159,008 million as of December 31, 2017.

The Company is the defendant against a number of claims. The followings are potentially significant claims pertaining to the Company.

①

Hyundai Engineering & Construction Co., Ltd.(“Hyundai E&C”), SK Engineering & Construction Co., Ltd. and GS Engineering & Construction Co., Ltd. filed a lawsuit for increase in contract bill (formerly, amounted to ￦1,000 million) against KHNP in September 2013, in relation to the design changes on the plant construction of Shin-Hanwool 1 & 2. Hyundai Engineering & Construction Co., Ltd. and two other companies increased the contract bill to ￦133,426 million in October 2014, ￦204,040 million in November 2015, and ￦204,564 million in January 2017, respectively, and submitted an application to demand extra contract payments due to the design changes. KHNP has paid ￦217,724 million of the claim amounts in full upon the first ruling in November 2016 and recognized the amount as addition to construction-in-progress accordingly.

②	In December 2013, the Supreme Court of Korea ruled that regular bonuses also fall under the category of ordinary wages on the condition that those bonuses are paid regularly and uniformly. Also, the Supreme Court ruled that employees are entitled to retroactively demand certain wages based on the new ordinary wages that include regular bonuses as additional wages. However, the request may be limited to the extent of the principle of good faith.

The Company believes that the possibility of economic outflow is probable on the ongoing and the expected lawsuit. For this reason, the Company recognized ￦56,052 million of other provision in relation to the lawsuit as of December 31, 2017.

Except these significant ongoing claims, there are 10 arbitration cases pertaining to the Company as of December 31, 2017 and the significant arbitration cases are as follows:

①	KEPCO and KEPCO KDN Co., Ltd., a subsidiary of KEPCO, have been accused of breach of contract in relation to ERP software, which is provided by SAP Korea Ltd. The litigation was filed in the International Chamber of Commerce International Court of Arbitration but the Company has not recognized any provision because the probability of economic benefit outflow is remote and the related amount cannot be reliably estimated.

②	Hyundai Samsung Joint Venture (HSJV), one of the subcontractors of the Company, filed an arbitration against the Company at the London Court of International Arbitration (LCIA) in 2016 due to disagreements in UAE nuclear power plant construction project, but the Company has not recognized any losses because the probability of economic benefit outflow is remote and the related amount cannot be reasonably estimated.

③	In prior years, Hyundai E&C, GS Engineering & Construction Corp., and Hansol SeenTec Co., Ltd. filed on arbitration against the Company to the Korea Commercial Arbitration Board in relation to the request for additional construction costs but the Company has not recognized any provision because the probability of economic benefit outflow is remote and the related amount cannot be reliably estimated.

④	In prior years, Halla Corporation filed on arbitration against the Company to the Korea Commercial Arbitration Board in relation to the request for additional construction costs and the Company filed on arbitration against Halla Corporation to the Korea Commercial Arbitration Board in relation to the request for a penalty payment for the delayed construction work. The Company has recognized ￦4,916 million of provision for the best estimate of the expenditure required to fulfill its obligations in relation to this arbitration as of December 31, 2017.

(2)	Guarantees of borrowings provided to other companies as of December 31, 2016 and 2017 are as follows:

①	In order to secure its status as a shareholder of Navanakorn Electric Co., Ltd., the Company has signed a fund supplement contract. According to the contract, in case Navanakorn Electric Co., Ltd. does not have sufficient funds for its operation or repayment of borrowings, the Company bears a payment obligation in proportion to its ownership.

②

The Company has outstanding borrowings with a limit of USD 275,600 thousand from its creditors such as International Finance Corporation. Regarding the borrowing contract, the Company has guaranteed capital contribution of USD 69,808 thousand and additional contribution up to USD 19,000 thousand for contingencies, if any. Moreover, for one of the electricity purchasers, Central Power Purchasing Agency Guarantee Ltd., the Company has provided payment guarantee up to USD 2,777 thousand, in case of construction delay or insufficient contract volume after commencement of the construction.

③	The Company has provided PT. Perusahaan Listrik Negara performance guarantee up to USD 2,293 thousand and Mizuho bank and others investment guarantee up to USD 43,500 thousand in proportion to its ownership in the electricity purchase contract with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

④	The Company has provided the Bank of Tokyo Mitsubishi UFJ (BTMU) borrowing guarantee up to USD 41,258 thousand in proportion to its ownership in the equity bridge loan guarantee with PT. Cirebon Energi Prasarana in relation to the second electric power generation business in Cirebon, Indonesia.

⑤	The Company has provided the Export-Import Bank of Korea, BNP Paribas and ING Bank guarantee of mutual investment of USD 2,440 thousand, which is equivalent to the ownership interest of PT BS Energy and PT Nusantara Hydro Alam, in order to guarantee the expenses related to hydroelectric power business of Tanggamus, Indonesia.

⑥	The Company has provided the Export-Import Bank of Korea and SMBC guarantee of mutual investment of USD 401 thousand, which is equivalent to the ownership interest of PT Mega Power Mandiri, in order to guarantee the expenses related to hydroelectric power business of PT Wampu Electric Power, an associate of the Company.

⑦	The Company has provided Samsung C&T Corporation bidding guarantee up to USD 793 thousand to participate in the bidding of the Sri Lanka combined cycle project.

(3)	Credit lines provided by financial institutions as of December 31, 2017 are as follows:

Commitments	Financial institutions	Currency	Limited amount	Exercised amount
		In millions of won and thousands of foreign currencies
Commitments on bank-overdraft	Nonghyup Bank and others	KRW	1,555,000	68,859
Commitments on bank-daylight overdraft	Nonghyup Bank	KRW	280,000	—
Limit amount available for CP	Shinhan Bank and others	KRW	1,100,000	—
Limit amount available for card	KEB Hana Bank and others	KRW	46,733	2,775
	Banco de Oro	PHP	5,000	5,000
Loan limit	Kookmin Bank and others	KRW	895,500	425,411
	BNP Paribas and others	USD	1,910,700	20,000
Certification of payment on L/C	Woori Bank and others	USD	1,029,604	233,166
Certification of performance guarantee on contract	KEB Hana Bank	EUR	1,958	1,958
	KEB Hana Bank and others	INR	230,515	230,515
	Korea Development Bank and others	JPY	620,000	620,000
	Seoul Guarantee Insurance and others	KRW	104,248	104,248
	Bank of Kathmandu	NPR	32,633	32,633
	KEB Hana Bank	SAR	102,186	87,991
	Standard Chartered and others	USD	753,652	696,806
	KEB Hana Bank	CAD	168	168
Certification of bidding	SMBC and others	USD	60,000	10,230
	ABSA and others	ZAR	55,730	55,730
Advance payment bond, Warranty bond, Retention bond and others	KEB Hana Bank	INR	157,830	157,830
	Export-Import Bank of Korea and others	USD	3,850,534	753,025
Others	Nonghyup Bank and others	KRW	451,521	15,037
	KEB Hana Bank and others	USD	1,063,670	758,536
Inclusive credit	Shinhan Bank	INR	47,489	47,489
	KEB Hana Bank	KRW	258,000	117,398
	Shinhan Bank and others	USD	32,125	16,155
Trade finance	BNP Paribas and others	USD	800,000	—

(4)	As of December 31, 2017, the blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies

Korea East-West Power Co., Ltd.	Korea Development Bank and others	Shareholdings of Gyeongju Wind Power Co., Ltd.	KRW	15,958	Collateral for borrowings

Korea Midland Power Co.,Ltd.	IBK and others	Shareholdings of Commerce and Industry Energy Co., Ltd.	KRW	13,605	Collateral for borrowings

Korea Southern Power Co., Ltd.	Shinhan Bank and others	Shareholdings of KOSPO Youngnam Power Co., Ltd.	KRW	40,000	Collateral for borrowings

Korea South-East Power Co., Ltd.	International Finance Corporation and others	Shareholdings of Mira Power Limited	KRW	44,192	Collateral for borrowings

Korea Hydro & Nuclear Power Co., Ltd.	Korea Development Bank and others	Shareholdings of Gyeonggi Green Energy Co., Ltd.	KRW	47,000	Collateral for borrowings

Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Factory estate and others	KRW	327,080	Collateral for borrowings (*)

Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others Cash and cash equivalents	KRW KRW	110,500 11,642	Collateral for borrowings

Gyeongju Wind Power Co., Ltd.	SK Securities Co., Ltd. and others	Property, plant and equipment and others	KRW	97,980	Collateral for borrowings
		Existing or expected trade receivables	KRW	4,800
		Cash and cash equivalents	KRW	8,769

KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Bank deposit and insurance claim	KRW	396,120	Collateral for borrowings

Qatrana Electric Power Company	The Islamic Development Bank and others	Finance Lease receivable and property, plant and equipment and others	JOD	188,580	Collateral for borrowings

KST Electric Power Company	Scotiabank Inverlat, S.A	Finance Lease receivable and others	USD	289,026	Collateral for borrowings

(*)	The Company was provided with shares of Gyeonggi Green Energy Co., Ltd., one of its subsidiaries, from the investors as collateral related to long-term borrowings. Additionally, pledge for shares, pledge for transfer of rights of long-term borrowings, pledge for insurance claims and other pledges were established.

The Company has ￦1,197 million of project loans from Korea Resource Corporation as of December 31, 2017. The Company has provided a blank check as repayment guarantee.

(5)	The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦88,447 million as of December 31, 2017, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦137 million and depreciation on the utility plant of ￦6,644 million are recorded in other expenses for the year ended December 31, 2017.

(6)	Due to the Korean government’s announcement of suspension of operation in the Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in the Gaeseong Industrial District as of December 31, 2017. The book value of facility is ￦18,724 million and the amount of trade receivables related to the companies residing in Gaeseong industrial complex is ￦2,911 million. The Company has entered into an insurance agreement covering up to ￦7,000 million with the Export-Import Bank of Korea related to Gaeseong industrial complex. The ultimate outcome of this event cannot be reasonably estimated.